3. INVENTORIES	9 Months Ended
Sep. 30, 2012
InventoriesAbstract
3. INVENTORIES

Inventories consisted primarily of bulk ethanol and unleaded fuel, and are valued at the lower-of-cost-or-market, with cost determined on a first-in, first-out basis. Inventory balances consisted of the following (in thousands):

	September 30, 2012	December 31, 2011
Finished goods	$8,089	$9,429
Work in progress	4,164	4,284
Raw materials	1,273	1,334
Other	848	1,084
Total	$14,374	$16,131